Convertible Loans Payable (Details 3) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	$ 0	$ 354,160	$ 310,641
Warrants and derivative liabilities	0	354,160	310,641
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	0	0	0
Warrants and derivative liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	0	0	0
Warrants and derivative liabilities	0	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	0	354,160	310,641
Warrants and derivative liabilities	$ 0	$ 354,160	$ 310,641